GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of goodwill and intangible assets [Abstract]
Goodwill and other intangible assets (see Note 14)	$ 16,570	$ 19,212
Property, plant and equipment (see Note 13)	6,349	6,112
Prepayments (see Note 18)	1,376	1,608
Total impairment loss	$ 24,295	$ 26,932